Income taxes (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes [Abstract]
Deferred tax assets	SFr 0	SFr 0	SFr 0
Deferred tax liabilities	0	0	0
Income tax expense reconciled to Income / (loss) [Abstract]
Income / (loss) before income tax	(26,411)	(7,096)	20,270
Tax expense / (benefit) calculated at the statutory rate of 20.5% (21% for 2016 and 22% for 2015)	(5,420)	(1,504)	4,566
Effect of Swiss Tax Holidays	0	0	0
Permanent differences	40	(166)	0
Effect of unrecognized carry forward tax loss	0	0	(4,566)
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	5,380	1,670	0
Effective income tax rate benefit / (expense)	SFr 0	SFr 0	SFr 0
Corporate tax rate	20.50%	21.00%	22.00%
Effective tax rate			0.00%